Share capital, Restricted Stock Units (FY) (Details) - Restricted Stock Units (RSUs) [Member] - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Restricted Stock Units [Abstract]
Outstanding (in shares)		1,214,841	1,036,892	1,036,892
Granted (in shares)		0	0	177,949
Outstanding (in shares)	1,177,300	1,177,300		1,214,841	1,036,892
Number of RSUs vested (in shares)	571,361			259,988
Share-based payments		$ 245,705	$ 351,712
November 30, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	9,176	9,176
Number of RSUs vested (in shares)	6,117
December 24, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	382,335	382,335
Number of RSUs vested (in shares)	210,284
March 1, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	10,094	10,094
Number of RSUs vested (in shares)	10,094
March 14, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	627,029	627,029
Number of RSUs vested (in shares)	344,866
July 30, 2024 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	148,666	148,666
Number of RSUs vested (in shares)	0
DevvStream Holdings, Inc. [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		7,943,572	6,780,000	6,780,000	6,780,000
Granted (in shares)				1,163,572	0
Outstanding (in shares)				7,943,572	6,780,000
Number of RSUs vested (in shares)				3,736,000	1,700,000
Share-based payments				$ 597,587	$ 1,036,325
DevvStream Holdings, Inc. [Member] | Tranche One [Member]
Restricted Stock Units [Abstract]
Vesting percentage				10.00%
Frequency of vesting period				6 months
Vesting period				36 months
DevvStream Holdings, Inc. [Member] | Tranche Two [Member]
Restricted Stock Units [Abstract]
Vesting percentage				15.00%
Frequency of vesting period				6 months
DevvStream Holdings, Inc. [Member] | November 30, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		60,000	60,000	60,000
Outstanding (in shares)				60,000	60,000
Number of RSUs vested (in shares)				40,000	20,000
DevvStream Holdings, Inc. [Member] | December 24, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		2,500,000	2,500,000	2,500,000
Outstanding (in shares)				2,500,000	2,500,000
Number of RSUs vested (in shares)				1,375,000	625,000
DevvStream Holdings, Inc. [Member] | March 1, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		120,000	120,000	120,000
Outstanding (in shares)				120,000	120,000
Number of RSUs vested (in shares)				66,000	30,000
DevvStream Holdings, Inc. [Member] | March 14, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		4,100,000	4,100,000	4,100,000
Outstanding (in shares)				4,100,000	4,100,000
Number of RSUs vested (in shares)				2,255,000	1,025,000
DevvStream Holdings, Inc. [Member] | July 30, 2024 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		1,163,572
Outstanding (in shares)				1,163,572
Number of RSUs vested (in shares)				0
DevvStream Holdings, Inc. [Member] | Subordinate Voting Shares [Member]
Restricted Stock Units [Abstract]
Number of shares to be issues upon exchange of units (in shares)				1